Financial instruments - Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 1,377,851	$ 1,041,369	$ 2,655,236	$ 1,515,051
Other current financial assets	1,079,595	1,325,843
Other non-current financial hedge assets	2,930	15,993
Other current financial liabilities	(1,163,468)	(1,256,499)
Lease liabilities current	(23,011)	(18,192)
Other non-current financial liabilities	(3,600,582)	(3,213,422)
Non-current Lease liabilities	(60,801)	(56,966)
Total	$ (2,387,486)	$ (2,161,874)	$ 660,246